SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest Rate Swap (Details) - Interest Rate Swap $ in Millions	1 Months Ended
Apr. 30, 2020 USD ($)
Derivative [Line Items]
Derivative notional amount	$ 200.0
Derivative contract term	3 years